DEBT AND FEDERAL HOME LOAN BANK (FHLB) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
FHLB investment	$ 2,000,000	$ 0
Borrowing capacity	300,000,000
Outstanding borrowings	$ 0